TAXATION (Details 1)	Jul. 31, 2024 CAD ($)	Jul. 31, 2024 USD ($)	Jul. 31, 2023 USD ($)
Statement [Line Items]
Tax Losses	$ 4,248,000
Resource Pools	4,395,000	$ 4,395,000	$ 4,402,000
Equipment and other	211,000
After Five Years
Statement [Line Items]
Resource Pools	0
Tax Losses	4,248,000
Equipment and Other	82,000
Within One Year
Statement [Line Items]
Resource Pools	0
Tax Losses	0
Equipment and Other	0
One to Five Years
Statement [Line Items]
Resource Pools	0
Tax Losses	0
Equipment and Other	15,000
No Expiry Date
Statement [Line Items]
Resource Pools	4,395,000
Tax Losses	0
Equipment and Other	$ 114,000